Note 6 - Leases (Details Textual)	6 Months Ended
Jun. 30, 2020
Stena Bulk A/S [Member] | M/T Stenaweco Energy, M/T Stenaweco Evolution, and M/T Stenaweco Excellence [Member]
Number of Time Charters	3
BP Shipping [Member] | M/T Eco Bel Air and M/T Eco Beverly Hills [Member]
Number of Time Charters	2
Shell Tankers Singapore Primate Limited [Member] | M/T Eco California [Member]
Number of Time Charters	1
Dampskibsselskabet Norden A/S [Member] | M/T Nord Valiant [Member]
Number of Time Charters	1
Cargill International SA [Member] | M/T Eco Marina Del Ray [Member]
Number of Time Charters	1
Trafigura Maritime Logistics Pte Ltd. [Member] | M/T Eco Los Angeles and M/T Eco City of Angels [Member]
Number of Time Charters	2